Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) number	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Net interest income	$ 729,084	$ 653,720	$ 627,718
Provision/(provision credit) for loan losses	11,000	9,000	27,000
Noninterest income	552,441	517,325	550,044
Noninterest expense	925,204	1,053,791	832,531
Income/(loss) before income taxes	345,321	108,254	318,231
Provision/(benefit) for income taxes	106,810	10,941	84,185
Net income/(loss)	238,511	97,313	234,046
Average assets	27,427,227	25,635,975	23,993,017
Depreciation and amortization	64,673	60,743	56,894
Expenditures for long-lived assets	$ 62,554	43,514	38,880
Number of Operating Segments | number	4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	$ 741,863	655,164	602,204
Provision/(provision credit) for loan losses	38,886	34,545	29,187
Noninterest income	249,003	251,586	254,667
Noninterest expense	615,530	562,572	537,129
Income/(loss) before income taxes	336,450	309,633	290,555
Provision/(benefit) for income taxes	120,360	110,589	103,503
Net income/(loss)	216,090	199,044	187,052
Average assets	17,143,540	14,932,077	13,269,663
Depreciation and amortization	39,243	37,993	35,583
Expenditures for long-lived assets	51,354	37,367	30,617
Fixed Income [Member]
Segment Reporting Information [Line Items]
Net interest income	10,766	15,517	12,664
Noninterest income	269,339	231,314	202,726
Noninterest expense	229,863	220,441	147,030
Income/(loss) before income taxes	50,242	26,390	68,360
Provision/(benefit) for income taxes	17,959	8,885	25,661
Net income/(loss)	32,283	17,505	42,699
Average assets	2,365,640	2,370,334	2,070,401
Depreciation and amortization	5,977	6,108	6,422
Expenditures for long-lived assets	2,099	1,706	1,358
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(65,912)	(71,688)	(53,970)
Noninterest income	20,436	23,331	26,969
Noninterest expense	58,914	57,943	62,330
Income/(loss) before income taxes	(104,390)	(106,300)	(89,331)
Provision/(benefit) for income taxes	(55,924)	(80,276)	(63,810)
Net income/(loss)	(48,466)	(26,024)	(25,521)
Average assets	6,030,123	6,000,978	5,586,935
Depreciation and amortization	18,989	16,054	13,093
Expenditures for long-lived assets	8,946	3,971	6,348
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	42,367	54,727	66,820
Provision/(provision credit) for loan losses	(27,886)	(25,545)	(2,187)
Noninterest income	13,663	11,094	65,682
Noninterest expense	20,897	212,835	86,042
Income/(loss) before income taxes	63,019	(121,469)	48,647
Provision/(benefit) for income taxes	24,415	(28,257)	18,831
Net income/(loss)	38,604	(93,212)	29,816
Average assets	1,887,924	2,332,586	3,066,018
Depreciation and amortization	464	588	1,796
Expenditures for long-lived assets	$ 155	$ 470	$ 557